Purchases and other expenses - Broadcasting rights and equipment inventories - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventories	€ 827	€ 819	€ 763	€ 709
Gross carrying amount [member]
Handset inventories	583	594	554
Other products/services sold	32	29	26
Available broadcasting rights	68	45	50
Other supplies	198	205	185
Inventories	881	873	815
Accumulated impairment [member]
Inventories	€ (54)	€ (54)	€ (52)